NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services	$ 565,569	$ 286,575
Common stock for related party payable	0	600,000
Stock for Interest	366,400	0
Employee Stock Plan	75,415
Stock for property acquistion	50,723
Fair Value, Inputs, Level 1 [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services	0	0
Common stock for related party payable		0
Stock for Interest	0
Employee Stock Plan	0
Stock for property acquistion	0
Fair Value, Inputs, Level 2 [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services	565,569	286,575
Common stock for related party payable		600,000
Stock for Interest	366,400
Employee Stock Plan	75,415
Stock for property acquistion	50,723
Fair Value, Inputs, Level 3 [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services	0	0
Common stock for related party payable		$ 0
Stock for Interest	0
Employee Stock Plan	0
Stock for property acquistion	$ 0